Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Useful Life
Office equipment	3 years
Office furniture and fixtures	3 years
Leasehold improvements	5 years
Automobiles	10 years